Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock Based Compensation Abstract
Summary stock based compensation

The following summarizes stock based compensation:

Issued to	Number of Shares	Expense Recorded during the year ended December 31, 2018

Employees	1,398,333	$839,000
Advisors	100,000	60,000
Independent Contractors	164,608	98,765
	1,662,941	$997,765